AFA MULTI-MANAGER CREDIT FUND
Schedule of Investments
January 31, 2022 (Unaudited)

	Geographic Region	Acquisition Date	Redemption Frequency	Notice Period (Days)	Cost	Fair Value	Percent of Net Assets
Investments in Investment Funds
Exchange-Traded Funds
Fixed Income (4.40%)
Vanguard Short-Term Bond ETF, 20,000 Shares	North America	September, 2021	N/A	N/A	$1,643,799	$1,600,000	4.40%
Total Exchange Trade Funds (Cost $1,643,799) (4.40%)					1,643,799	1,600,000

Primary Investment Funds
Commercial Real Estate Bridge Lending (19.17%)
Alcova Capital Yield Premium Fund, L.P.(a)(b)	North America	August, 2021	N/A	90	6,900,000	6,965,420	19.17%
Ginnie Mae Early Buyout (9.78%)
Lynx EBO Fund II(B) SPC(a)(b)	North America	October, 2021	N/A	N/A	3,500,000	3,554,967	9.78%
Opportunistic Credit (9.07%)
Brigade Credit Fund II LP(a)(b)	North America	July, 2021	Quarterly	60	3,200,000	3,294,188	9.07%
Residential Real Estate Development Lending (18.97%)
1 Sharpe Income ADV LP(a)(b)	North America	July, 2021	Semi-Annual	90	6,700,000	6,889,712	18.97%
Structured Credit (19.97%)
Brigade Structured Credit Fund LP(a)(b)	North America	July, 2021	Quarterly	60	3,200,000	3,279,540	9.03%
Serone Multi-Strategy Credit U.S. Feeder LP(a)(b)	North America	September, 2021	Monthly	60	3,900,000	3,973,067	10.94%
Total Primary Investments (Cost $27,400,000) (76.96%)					27,400,000	27,956,894
Total Investments in Investment Funds (Cost $15,443,799) (81.36%)					29,043,799	29,556,894

Investments in Preferred Partnerships
Preferred Partnership Units
Healthcare Financing (16.52%)
CNH Finance LP, Preferred Unit, 9%, 6,000,000 Units(b)(c)	North America	September, 2021	N/A	N/A	6,000,000	6,000,000	16.52%
Total Investment in Preferred Partnerships (Cost $6,000,000) (16.52%)					6,000,000	6,000,000

Total Investments (Cost $35,043,799) (97.88%)						$35,556,894
Assets less other liabilities (2.12%)						768,477
Net Assets - 100.00%						$36,325,371

[a]	Non-income producing.
[b]	Investment Funds are restricted as to resale.
[c]	Value was determined using significant unobservable inputs.